CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Total JIADE LIMITED's Shareholders' Equity IPO CNY (¥)	Total JIADE LIMITED's Shareholders' Equity Over-Allotment Option CNY (¥)	Total JIADE LIMITED's Shareholders' Equity CNY (¥)	Total JIADE LIMITED's Shareholders' Equity USD ($)	Ordinary Shares IPO Class A shares	Ordinary Shares Over-Allotment Option Class A shares	Ordinary Shares Class A shares		Ordinary Shares Class B shares		Common Stock, Issued IPO Class A CNY (¥)	Common Stock, Issued Over-Allotment Option Class A CNY (¥)	Common Stock, Issued Class A CNY (¥)	Common Stock, Issued Class A USD ($)	Common Stock, Issued Class B CNY (¥)	Common Stock, Issued Class B USD ($)	Common Stock, Subscribed CNY (¥)	Common Stock, Subscribed USD ($)	Additional Paid-in Capital IPO CNY (¥)	Additional Paid-in Capital Over-Allotment Option CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	IPO CNY (¥)	Over-Allotment Option CNY (¥)	Class A shares	Class B shares	CNY (¥)	USD ($)
Beginning balance, Amount at Dec. 31, 2022				¥ 7,446,596										¥ 1,189		¥ 724		¥ (1,913)				¥ 1,983,600		¥ 546,300				¥ 4,916,696		¥ 61,567						¥ 7,508,163
Beginning balance, Shares at Dec. 31, 2022 | shares	[1]							69,096		42,083
Increase (Decrease) in Stockholders' Equity
Capital contribution				745,484																		745,484								6,164						751,648
Net income (loss) for the period				9,483,524																								9,483,524		78,408						9,561,932
Statutory reserves																								948,352				(948,352)
Ending balance, Amount at Dec. 31, 2023				17,675,604										1,189		724		(1,913)				2,729,084		1,494,652				13,451,868		146,139						17,821,743
Ending balance, Shares at Dec. 31, 2023 | shares	[1]							69,096		42,083
Increase (Decrease) in Stockholders' Equity
Issue of ordinary shares, Shares | shares	[1]					10,000	1,500
Issue of ordinary shares, Amount		¥ 39,420,206	¥ 7,865,671									¥ 172	¥ 26							¥ 39,420,034	¥ 7,865,645											¥ 39,420,206	¥ 7,865,671
Effect of the change of shares of par value				165,908																		165,908														165,908
Net income (loss) for the period				5,603,227																								5,603,227		3,555						5,606,782
Statutory reserves																								560,323				(560,323)
Currency translation differences				418,491																						¥ 418,491										418,491
Ending balance, Amount at Dec. 31, 2024				71,149,107										1,387		724		(1,913)				50,180,671		2,054,975		418,491		18,494,772		149,694						71,298,801
Ending balance, Shares at Dec. 31, 2024 | shares								80,596	[1]	42,083	[1]																							80,596	42,083
Increase (Decrease) in Stockholders' Equity
Capital contribution				1,993														1,913				80														1,993
Stock-based compensation - common shares				6,265,132										208								6,264,924														6,265,132
Stock-based compensation - common shares, Shares | shares	[1]							12,090
Issue of ordinary shares, Shares | shares	[1]							800,000
Issue of ordinary shares, Amount				55,266,885										13,761				(15,755,217)				71,008,341														55,266,885
Net income (loss) for the period				(10,596,793)																								(10,596,793)		68,300						(10,528,493)	$ (1,504,911)
Statutory reserves																								56,459				(56,459)
Addition in non-controlling interests due to business																														(67,440)						(67,440)
Currency translation differences				(1,504,835)																						(1,504,835)										(1,504,835)	(215,096)
Ending balance, Amount at Dec. 31, 2025				¥ 120,581,489	$ 17,235,529									¥ 15,356	$ 2,232	¥ 724	$ 105	¥ (15,755,217)	$ (2,252,000)			¥ 127,454,016	$ 18,217,867	¥ 2,111,434	$ 301,802	¥ (1,086,344)	$ (155,319)	¥ 7,841,520	$ 1,120,842	¥ 150,554	$ 21,520					¥ 120,732,043	$ 17,257,049
Ending balance, Shares at Dec. 31, 2025 | shares								892,686	[1]	42,083	[1]																							892,686	42,083

[1]	Ordinary Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, Change of Authorized Share Capital and Issue of Dual Class Shares effective on June 24, 2025 and March 23, 2026. The accompanying notes are an integral part of these consolidated financial statements.